STOCKHOLDERS' DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Summary of share warrants outstanding

The following table summarizes our share warrants outstanding as of September 30, 2016 and December 31, 2015:

	Nine Months Ended September 30, 2016
	Number of Shares	Weighted Average Remaining Life (years)	Weighted Average Exercise Price
Warrants outstanding, December 31, 2015	3,000,000	1.00	$12.00
Issued	956,836	4.53	0.18
Shares issuable at the election of the noteholder in lieu of the payment of interest under the terms of the amended Slainte note	938,287
Exercised	—	—	—
Expired	(3,000,000)	—	—
Warrants outstanding, end of period	1,895,122	4.53	$0.18
Warrants exercisable, September 30, 2016	1,895,122	4.53	$0.18

	Year Ended December 31,
	2015		2014
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Warrants outstanding, beginning of period	3,170,044	$11.52	—	$—
Issued	—	—	3,997,692	9.75
Exercised	—	—	—	—
Repurchased and cancelled	(170,044)	3.00	(827,648)	3.00
Expired	—	—	—	—
Warrants outstanding, end of period	3,000,000	$12.00	3,170,044	$11.52
Warrants exercisable, end of period	3,000,000	$12.00	3,170,044	$11.52

Summary of stock options outstanding

The following table summarizes our stock options outstanding, as of September 30, 2016:

	Nine Months Ended September 30, 2016
	Number of Shares	Weighted Average Remaining Life (years)	Weighted Average Exercise Price
Stock options outstanding, beginning of period	3,680,000	9.1	$0.26
Issued	—	—	—
Exercised	—	—	—
Expired	—	—	—
Stock options outstanding, end of period	3,680,000	9.1	$0.26
Stock options exercisable, September 30, 2016	3,680,000	9.1	$0.26

	Year Ended December 31, 2015
	Number of Shares	Weighted Average Exercise Price
Stock options outstanding, beginning of period	—	$—
Issued	600,000	0.70
Exercised	—	—
Expired	—	—
Stock options outstanding, end of period	600,000	$0.70
Stock options exercisable, end of period	600,000	$0.70

Stock Options [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

We calculated the fair value of each option to be approximately $0.70 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.70
Exercise price	$0.70
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

Stock price	$0.70
Exercise price	$0.70
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

Common Stock Issued for Warrant Outstanding [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value
Stock price	$1.59
Exercise price	$3.00
Risk free interest rate	1.05%
Expected term (years)	2.6
Expected volatility	183%
Expected dividends	0%

Stock price	$1.59
Exercise price	$3.00
Risk free interest rate	1.05%
Expected term (years)	2.6
Expected volatility	183%
Expected dividends	0%

Warrant [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

We calculated the fair value of each option to be approximately $0.20 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.20
Exercise price	$0.20
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

Stock price	$1.03
Exercise price	$3.00
Risk free interest rate	0.88%
Expected term (years)	3.05
Expected volatility	146%
Expected dividends	0%